Summary of Significant Accounting Policies (Details) - Schedule of reconciliation of cash equivalents and restricted cash - USD ($)	Mar. 31, 2022	Mar. 31, 2021	Mar. 31, 2020	Mar. 31, 2019
Schedule of reconciliation of cash equivalents and restricted cash [Abstract]
Cash and cash equivalents	$ 18,458,575	$ 22,045,628
Restricted cash	16,881,002	12,627,016
Cash, cash equivalents and restricted cash	$ 35,339,577	$ 34,672,644	$ 30,982,606	$ 24,745,202